T. ROWE PRICE International Bond Fund (USD Hedged)
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.5%
Government Bonds 0.5%
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 4,085,000 4,285
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 11,810,000 11,479
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 15,580,000 17,304
Total Albania (Cost
$34,287
)
33,068
AUSTRALIA 3.3%
Corporate Bonds 1.1%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  2,580,000 2,654
APA Infrastructure, 3.50%, 3/22/30 (GBP)  5,500,000 6,244
AusNet Services Holdings, 1.50%, 2/26/27 (EUR)  2,615,000 2,665
Brambles Finance, 4.25%, 3/22/31 (EUR)  7,660,000 8,649
NBN, 4.125%, 3/15/29 (EUR)  11,070,000 12,362
Sydney Airport Finance, 1.75%, 4/26/28 (EUR)  2,630,000 2,655
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  8,150,000 9,216
Transurban Finance, 1.75%, 3/29/28 (EUR)  2,620,000 2,650
Transurban Finance, 1.875%, 9/16/24 (EUR)  7,836,000 8,370
Transurban Finance, 3.00%, 4/8/30 (EUR)  11,250,000 11,790
67,255
Government Bonds 2.2%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  126,357,000 85,641
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  28,048,000 14,653
New South Wales Treasury, Series 26, 4.00%, 5/20/26  46,975,600 30,635
130,929
Total Australia (Cost
$220,530
)
198,184
AUSTRIA 0.5%
Corporate Bonds 0.1%
Mondi Finance Europe, 2.375%, 4/1/28  2,505,000 2,599
2,599
Government Bonds 0.4%
Republic of Austria, 0.75%, 3/20/51 (1) 40,505,000 25,804
25,804
Total Austria (Cost
$27,732
)
28,403

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
BELGIUM 0.1%
Corporate Bonds 0.1%
Anheuser-Busch InBev, 1.15%, 1/22/27  2,600,000 2,653
Anheuser-Busch InBev, 1.65%, 3/28/31  1,465,000 1,423
Total Belgium (Cost
$4,099
)
4,076
BRAZIL 1.4%
Corporate Bonds 0.2%
Braskem Netherlands Finance, 4.50%, 1/10/28 (USD)  4,300,000 3,863
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  6,750,000 5,808
MercadoLibre, 3.125%, 1/14/31 (USD)  6,325,000 5,300
14,971
Government Bonds 1.2%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  86,665,000 17,212
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  128,164,000 24,595
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/35  159,610,000 29,927
71,734
Total Brazil (Cost
$87,121
)
86,705
BULGARIA 1.2%
Government Bonds 1.2%
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  16,796,000 19,233
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (2) 18,433,000 21,187
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 8,790,000 10,103
Republic of Bulgaria, 4.875%, 5/13/36 (EUR)  18,625,000 21,882
Total Bulgaria (Cost
$66,455
)
72,405
CANADA 3.9%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 8,230,000 5,640
5,640
Corporate Bonds 0.7%
Magna International, 1.50%, 9/25/27 (EUR)  2,620,000 2,656
Royal Bank of Canada, 4.125%, 7/5/28 (EUR)  2,385,000 2,638
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (USD) (1) 17,400,000 16,584
Toronto-Dominion Bank, 2.551%, 8/3/27 (EUR)  2,535,000 2,662

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 27,134,000 18,747
43,287
Government Bonds 3.1%
Government of Canada, Series 0318, 4.00%, 3/1/29  89,387,000 67,361
Government of Canada, Series 0929, 3.25%, 12/1/33  84,190,000 61,033
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  65,300,027 56,344
Province of Ontario, 3.50%, 6/2/43  5,239,000 3,428
188,166
Total Canada (Cost
$252,228
)
237,093
CHILE 0.4%
Corporate Bonds 0.3%
Corp Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 12,480,000 12,500
Interchile, 4.50%, 6/30/56 (USD)  8,000,000 6,520
19,020
Government Bonds 0.1%
Republic of Chile, 4.125%, 7/5/34 (EUR)  6,420,000 6,949
6,949
Total Chile (Cost
$26,105
)
25,969
CHINA 5.5%
Corporate Bonds 0.2%
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 10,000,000 10,486
10,486
Government Bonds 5.3%
China Development Bank, Series 1905, 3.48%, 1/8/29  250,000,000 36,298
People's Republic of China, Series INBK, 2.60%, 9/1/32  670,000,000 93,989
People's Republic of China, Series INBK, 2.62%, 4/15/28  110,000,000 15,438
People's Republic of China, Series INBK, 2.69%, 8/15/32  510,000,000 72,014
People's Republic of China, Series INBK, 3.02%, 5/27/31  45,000,000 6,492
People's Republic of China, Series INBK, 3.32%, 4/15/52  109,000,000 17,116
People's Republic of China, Series INBK, 3.53%, 10/18/51  170,000,000 27,577
People's Republic of China, Series 1908, 4.00%, 6/24/69  60,000,000 11,129
People's Republic of China, Series 1915, 3.13%, 11/21/29  310,000,000 44,810
324,863
Total China (Cost
$327,734
)
335,349

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 1.0%
Government Bonds 1.0%
Republic of Colombia, Series B, 6.00%, 4/28/28  60,253,700,000 13,873
Republic of Colombia, Series B, 7.00%, 3/26/31  95,880,000,000 21,380
Republic of Colombia, Series B, 13.25%, 2/9/33  90,056,200,000 27,429
Total Colombia (Cost
$51,448
)
62,682
CYPRUS 0.5%
Government Bonds 0.5%
Republic of Cyprus, 0.95%, 1/20/32  19,769,000 18,231
Republic of Cyprus, 1.50%, 4/16/27  2,130,000 2,196
Republic of Cyprus, 2.75%, 6/27/24  1,668,000 1,798
Republic of Cyprus, 2.75%, 2/26/34  2,716,000 2,822
Republic of Cyprus, 2.75%, 5/3/49 (2) 2,832,000 2,611
Total Cyprus (Cost
$33,723
)
27,658
CZECH REPUBLIC 0.6%
Corporate Bonds 0.2%
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (3) 10,500,000 11,724
11,724
Government Bonds 0.4%
Republic of Czech, Series 103, 2.00%, 10/13/33  562,550,000 20,415
Republic of Czech, Series 125, 1.50%, 4/24/40  220,710,000 6,651
27,066
Total Czech Republic (Cost
$39,418
)
38,790
DENMARK 0.8%
Corporate Bonds 0.8%
Carlsberg Breweries, 0.375%, 6/30/27 (EUR)  2,735,000 2,683
Carlsberg Breweries, 0.875%, 7/1/29 (EUR)  3,773,000 3,597
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (3) 8,420,000 8,039
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (3) 2,440,000 2,515
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (3) 4,700,000 4,931
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (3) 2,410,000 2,662
Orsted, 4.875%, 1/12/32 (GBP)  5,750,000 7,155
TDC Net, 5.056%, 5/31/28 (EUR)  2,310,000 2,560
TDC Net, 5.618%, 2/6/30 (EUR)  13,970,000 15,507
Total Denmark (Cost
$49,052
)
49,649

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 0.4%
Government Bonds 0.4%
Arab Republic of Egypt, Treasury Bills, Series 364D, 24.998%,
6/25/24  243,600,000 4,866
Arab Republic of Egypt, Treasury Bills, Series 364D, 30.00%,
9/17/24  436,825,000 8,201
Arab Republic of Egypt, Treasury Bills, Series 364D, 31.25%,
12/10/24  760,825,000 13,563
Total Egypt (Cost
$25,680
)
26,630
ESTONIA 0.6%
Government Bonds 0.6%
Republic of Estonia, 3.25%, 1/17/34 (2) 32,500,000 34,739
Total Estonia (Cost
$35,357
)
34,739
FINLAND 0.1%
Corporate Bonds 0.1%
Elisa, 0.25%, 9/15/27  2,760,000 2,680
Metso, 0.875%, 5/26/28 (2) 2,775,000 2,699
Total Finland (Cost
$5,487
)
5,379
FRANCE 4.0%
Corporate Bonds 1.8%
Altice France, 3.375%, 1/15/28 (1) 505,000 389
Altice France, 5.875%, 2/1/27 (1) 1,305,000 1,086
Banijay Entertainment, 7.00%, 5/1/29 (1) 1,045,000 1,182
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  3,000,000 3,028
Banque Federative du Credit Mutuel, 1.375%, 7/16/28  3,100,000 3,084
Banque Federative du Credit Mutuel, 3.125%, 9/14/27  2,500,000 2,670
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  5,400,000 6,194
Banque Stellantis France, 4.00%, 1/21/27  2,400,000 2,617
BNP Paribas, VR, 2.125%, 1/23/27 (3) 9,300,000 9,745
BNP Paribas, VR, 3.875%, 1/10/31 (3) 4,000,000 4,411
BPCE, 0.25%, 1/14/31  7,100,000 6,202
BPCE, 3.50%, 1/25/28  5,500,000 5,953
Credit Agricole, 0.875%, 1/14/32  1,000,000 881
Credit Agricole, 1.00%, 9/16/24  5,800,000 6,174
Credit Agricole, 1.875%, 12/20/26  5,200,000 5,383
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (3) 6,000,000 6,064

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Electricite de France, 6.125%, 6/2/34 (GBP)  7,200,000 9,369
EssilorLuxottica, 0.375%, 11/27/27  2,700,000 2,644
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  8,600,000 8,042
IPD 3, 8.00%, 6/15/28 (1) 1,825,000 2,084
Loxam, 6.375%, 5/15/28  3,795,000 4,248
Orange, 3.25%, 1/15/32 (GBP)  6,500,000 7,448
RTE Reseau de Transport d'Electricite SADIR, 0.75%, 1/12/34  7,200,000 6,108
Veolia Environnement, 1.25%, 4/2/27  2,000,000 2,029
Veolia Environnement, 1.94%, 1/7/30 (2) 5,700,000 5,678
112,713
Government Bonds 2.2%
Republic of France, 1.25%, 5/25/36 (1) 65,636,000 58,767
Republic of France, 3.00%, 5/25/33 (1) 18,975,000 20,860
Republic of France, 3.00%, 5/25/54 (1) 51,945,000 53,132
132,759
Total France (Cost
$263,782
)
245,472
GERMANY 7.3%
Corporate Bonds 1.6%
Allianz, VR, 3.375% (3)(4) 13,400,000 14,348
Daimler Truck International Finance, 1.625%, 4/6/27  2,600,000 2,661
E.ON International Finance, 6.25%, 6/3/30 (GBP)  11,400,000 15,433
Fresenius, 1.625%, 10/8/27 (2) 2,635,000 2,676
Fresenius, 5.00%, 11/28/29  5,200,000 5,909
Gruenenthal, 3.625%, 11/15/26 (1) 990,000 1,045
Gruenenthal, 6.75%, 5/15/30 (1) 530,000 604
Gruenenthal, 6.75%, 5/15/30  3,500,000 3,990
Hannover Rueck, 1.125%, 4/18/28  2,600,000 2,653
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 11,500,000 10,639
Hannover Rueck, VR, 1.75%, 10/8/40 (3) 4,800,000 4,499
Knorr-Bremse, 3.25%, 9/21/27  2,500,000 2,687
ProGroup, 5.375%, 4/15/31 (1) 2,755,000 2,964
TK Elevator Midco, 4.375%, 7/15/27 (1)(2) 2,745,000 2,848
Volkswagen Bank, 4.375%, 5/3/28  2,400,000 2,644
Volkswagen Financial Services, 0.375%, 2/12/30  10,300,000 9,252
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  1,300,000 1,331
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 5,284
Volkswagen Leasing, 1.625%, 8/15/25  5,350,000 5,606
97,073
Government Bonds 5.7%
Bundesobligation, Series 184, 0.00%, 10/9/26  79,031,000 79,890
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/30  103,692,000 98,218
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52  25,789,200 14,193

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Bundesrepublik Deutschland Bundesanleihe, 2.20%, 2/15/34  18,041,000 19,308
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40  18,688,000 26,279
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  94,067,687 102,877
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 3,966
344,731
Total Germany (Cost
$437,480
)
441,804
GREECE 0.3%
Government Bonds 0.3%
Hellenic Republic, 0.75%, 6/18/31 (1) 17,599,000 16,132
Total Greece (Cost
$21,191
)
16,132
HUNGARY 1.6%
Corporate Bonds 0.1%
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (3) 5,290,000 5,836
5,836
Government Bonds 1.5%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  4,370,000 4,989
Republic of Hungary, 5.00%, 2/22/27 (EUR)  8,464,000 9,436
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  39,263,030,000 76,034
90,459
Total Hungary (Cost
$110,887
)
96,295
ICELAND 0.4%
Corporate Bonds 0.1%
Landsbankinn, 0.375%, 5/23/25 (EUR)  8,060,000 8,305
8,305
Government Bonds 0.3%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  10,385,000 9,854
Republic of Iceland, 3.50%, 3/21/34 (EUR)  8,096,000 8,871
18,725
Total Iceland (Cost
$30,344
)
27,030
INDIA 1.3%
Corporate Bonds 0.2%
ABJA Investment, 5.95%, 7/31/24 (USD)  6,850,000 6,841
State Bank of India, 4.875%, 5/5/28 (USD)  5,088,000 5,045
11,886

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.1%
Republic of India, 6.54%, 1/17/32  2,136,000,000 24,845
Republic of India, 7.26%, 8/22/32  3,550,060,000 43,014
67,859
Total India (Cost
$79,467
)
79,745
INDONESIA 2.7%
Corporate Bonds 0.0%
Minejesa Capital, 5.625%, 8/10/37 (USD) (2) 3,965,000 3,611
3,611
Government Bonds 2.7%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  40,797,000 44,250
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  473,000,000,000 29,381
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  75,730,000,000 4,692
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  441,080,000,000 27,677
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  891,119,000,000 57,445
163,445
Total Indonesia (Cost
$177,057
)
167,056
IRELAND 0.2%
Corporate Bonds 0.1%
Smurfit Kappa Treasury, 1.50%, 9/15/27  2,650,000 2,667
2,667
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  2,696,000 2,116
Republic of Ireland, 2.00%, 2/18/45  5,630,000 5,145
7,261
Total Ireland (Cost
$13,446
)
9,928
ISRAEL 0.4%
Corporate Bonds 0.1%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (1)(3) 6,450,000 5,744
5,744
Government Bonds 0.3%
State of Israel, 1.50%, 1/18/27 (EUR)  18,046,000 18,060
18,060
Total Israel (Cost
$28,143
)
23,804

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
ITALY 3.8%
Corporate Bonds 0.9%
Aeroporti di Roma, 1.625%, 6/8/27  2,575,000 2,647
Autostrade per l'Italia, 1.625%, 1/25/28  2,680,000 2,679
Autostrade per l'Italia, 2.00%, 12/4/28  6,245,000 6,234
Autostrade per l'Italia, 2.00%, 1/15/30  5,620,000 5,489
CA Auto Bank, 0.50%, 9/13/24  5,800,000 6,159
CA Auto Bank, 4.75%, 1/25/27  2,395,000 2,643
Enel Finance International, 5.625%, 8/14/24 (GBP)  2,663,000 3,359
Inter Media & Communication, 6.75%, 2/9/27  5,350,000 5,640
Intesa Sanpaolo, 1.75%, 7/4/29  8,399,000 8,280
Italgas, 1.625%, 1/19/27  2,570,000 2,636
Lottomatica, FRN, 3M EURIBOR + 4.125%, 8.067%, 6/1/28 (1) 1,040,000 1,132
Snam, 0.875%, 10/25/26  6,950,000 7,034
53,932
Government Bonds 2.9%
Italy Buoni Poliennali Del Tesoro, Series 10Y, 4.40%, 5/1/33  94,148,000 108,367
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  37,508,000 30,624
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%, 5/15/28 (1) 35,195,005 38,247
177,238
Total Italy (Cost
$235,021
)
231,170
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  18,675,000 18,658
Total Ivory Coast (Cost
$17,242
)
18,658
JAPAN 14.7%
Government Bonds 14.7%
Government of Japan, Series 16, 1.30%, 3/20/63  10,800,000,000 60,080
Government of Japan, Series 19, Inflation-Indexed, 0.10%,
9/10/24  9,082,318,000 60,499
Government of Japan, Series 20, Inflation-Indexed, 0.10%,
3/10/25  10,361,024,000 69,505
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  7,254,130,653 51,319
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  4,458,160,000 31,458
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  3,219,583,500 22,632

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, Series 44, 1.70%, 9/20/44  13,073,850,000 89,803
Government of Japan, Series 73, 0.70%, 12/20/51  586,150,000 3,018
Government of Japan, Series 74, 1.00%, 3/20/52  9,339,650,000 52,073
Government of Japan, Series 75, 1.30%, 6/20/52  10,616,750,000 63,712
Government of Japan, Series 76, 1.40%, 9/20/52  10,620,450,000 65,231
Government of Japan, Series 338, 0.40%, 3/20/25  13,396,000,000 88,799
Government of Japan, Treasury Bills, Series 1205, (0.121)%,
7/10/24  4,280,000,000 28,271
Government of Japan, Treasury Bills, Series 1211, (0.085)%,
8/13/24  13,597,850,000 89,812
Government of Japan, Treasury Bills, Series 1215, (0.11)%,
6/3/24  9,100,000,000 60,113
Government of Japan, Treasury Bills, Series 1221, (0.065)%,
7/1/24  9,240,000,000 61,048
Total Japan (Cost
$1,053,546
)
897,373
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 9,170,000 8,188
MEGlobal, 2.625%, 4/28/28 (USD)  3,125,000 2,791
Total Kuwait (Cost
$12,090
)
10,979
LATVIA 1.3%
Government Bonds 1.3%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  64,671,000 65,237
Republic of Latvia, 3.875%, 5/22/29 (EUR)  13,210,000 14,627
Total Latvia (Cost
$85,577
)
79,864
LITHUANIA 0.9%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1) 1,150,000 1,240
1,240
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34  15,620,000 16,764
Republic of Lithuania, 3.875%, 6/14/33  30,295,000 33,760
50,524
Total Lithuania (Cost
$50,071
)
51,764

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
LUXEMBOURG 0.4%
Corporate Bonds 0.4%
Albion Financing 1, 5.25%, 10/15/26  3,200,000 3,475
Altice Financing, 4.25%, 8/15/29 (1) 1,775,000 1,555
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  9,970,000 9,331
Logicor Financing, 0.875%, 1/14/31  7,100,000 6,084
Logicor Financing, 1.50%, 7/13/26  6,240,000 6,327
Total Luxembourg (Cost
$28,937
)
26,772
MACAO 0.2%
Corporate Bonds 0.2%
Melco Resorts Finance, 4.875%, 6/6/25 (USD)  5,175,000 5,054
Sands China, 4.05%, 1/8/26 (USD)  5,110,000 4,925
Total Macao (Cost
$9,978
)
9,979
MALAYSIA 3.1%
Government Bonds 3.1%
Government of Malaysia, Series 0119, 3.906%, 7/15/26  178,500,000 38,113
Government of Malaysia, Series 0120, 4.065%, 6/15/50  94,879,000 19,681
Government of Malaysia, Series 0123, 4.457%, 3/31/53  42,075,000 9,278
Government of Malaysia, Series 0216, 4.736%, 3/15/46  310,065,000 72,191
Government of Malaysia, Series 0316, 3.90%, 11/30/26  25,840,000 5,531
Government of Malaysia, Series 0318, 4.642%, 11/7/33  78,750,000 17,674
Government of Malaysia, Series 0518, 4.921%, 7/6/48  119,656,000 28,202
Total Malaysia (Cost
$200,917
)
190,670
MEXICO 2.7%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  6,670,000 8,844
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (3) 12,085,000 11,239
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 8,900,000 9,215
29,298
Government Bonds 2.2%
Petroleos Mexicanos, 4.75%, 2/26/29 (EUR)  13,400,000 12,189
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  17,590,000 16,748
United Mexican States, Series M, 7.50%, 5/26/33  974,155,000 52,213
United Mexican States, Series M, 8.50%, 5/31/29  163,115,000 9,501

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
United Mexican States, Series M, 8.50%, 11/18/38  756,690,000 42,329
132,980
Total Mexico (Cost
$154,910
)
162,278
MONTENEGRO 0.2%
Government Bonds 0.2%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 14,142,000 14,409
Total Montenegro (Cost
$14,274
)
14,409
MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR)  12,030,000 12,324
Total Morocco (Cost
$12,534
)
12,324
NETHERLANDS 1.1%
Corporate Bonds 1.1%
Boost Newco Borrower, 8.50%, 1/15/31 (GBP) (1) 235,000 320
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 121
ING Groep, VR, 0.375%, 9/29/28 (3) 2,800,000 2,696
ING Groep, VR, 1.25%, 2/16/27 (3) 8,800,000 9,055
ING Groep, VR, 4.75%, 5/23/34 (3) 6,000,000 6,950
LeasePlan, VR, 7.375% (3)(4) 8,200,000 8,848
Nationale-Nederlanden Bank, 0.375%, 2/26/25  5,300,000 5,536
NN Group, 1.625%, 6/1/27  2,575,000 2,640
Sartorius Finance, 4.50%, 9/14/32  8,000,000 9,079
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(5) 395,000 431
TenneT Holding, 2.00%, 6/5/34  12,320,000 11,867
Universal Music Group, 3.00%, 6/30/27  2,470,000 2,642
VZ Secured Financing, 3.50%, 1/15/32 (2) 3,900,000 3,703
Wolters Kluwer, 1.50%, 3/22/27 (2) 2,585,000 2,647
Ziggo, 2.875%, 1/15/30  2,720,000 2,588
Total Netherlands (Cost
$70,076
)
69,123
NEW ZEALAND 1.1%
Corporate Bonds 0.2%
Chorus, 3.625%, 9/7/29 (EUR)  8,130,000 8,785
8,785

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.9%
New Zealand Government Bond, Series 0433, 3.50%, 4/14/33  82,975,000 45,716
New Zealand Government Bond, Series 0551, 2.75%, 5/15/51  22,771,000 9,258
54,974
Total New Zealand (Cost
$66,162
)
63,759
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 5,430,000 6,144
Total North Macedonia (Cost
$5,756
)
6,144
NORWAY 0.2%
Corporate Bonds 0.2%
Avinor, 0.75%, 10/1/30 (EUR)  10,635,000 9,846
Total Norway (Cost
$9,573
)
9,846
PERU 0.8%
Corporate Bonds 0.1%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (3) 5,160,000 4,945
4,945
Government Bonds 0.7%
Republic of Peru, 5.40%, 8/12/34  189,750,000 43,948
43,948
Total Peru (Cost
$48,332
)
48,893
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  4,245,000 4,396
Total Philippines (Cost
$5,098
)
4,396
POLAND 0.4%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR) (1) 1,740,000 1,760
1,760

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.4%
Republic of Poland, Series 1033, 6.00%, 10/25/33  79,910,000 20,827
20,827
Total Poland (Cost
$21,853
)
22,587
PORTUGAL 0.2%
Corporate Bonds 0.2%
Banco Comercial Portugues, VR, 1.125%, 2/12/27 (3) 5,800,000 5,932
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (3) 3,500,000 3,547
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (3) 3,900,000 4,434
Total Portugal (Cost
$13,223
)
13,913
QATAR 0.2%
Corporate Bonds 0.2%
QNB Finance, 2.75%, 2/12/27 (USD)  8,200,000 7,675
QNB Finance, 4.875%, 1/30/29 (USD)  4,275,000 4,232
Total Qatar (Cost
$12,204
)
11,907
ROMANIA 0.3%
Corporate Bonds 0.3%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 12,440,000 14,250
RCS & RDS, 3.25%, 2/5/28 (EUR) (2) 6,300,000 6,348
Total Romania (Cost
$19,763
)
20,598
SAUDI ARABIA 0.1%
Government Bonds 0.1%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (2) 5,800,000 5,084
Total Saudi Arabia (Cost
$5,385
)
5,084
SENEGAL 0.2%
Government Bonds 0.2%
Republic of Senegal, 5.375%, 6/8/37 (EUR)  18,390,000 14,473
Total Senegal (Cost
$13,841
)
14,473

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 1.4%
Corporate Bonds 0.0%
United Group, 4.625%, 8/15/28 (EUR) (1) 3,105,000 3,213
3,213
Government Bonds 1.4%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1)(2) 26,075,000 23,940
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 14,635,000 13,358
Republic of Serbia, 1.50%, 6/26/29 (EUR)  13,215,000 12,062
Republic of Serbia, 1.65%, 3/3/33 (EUR)  10,435,000 8,439
Republic of Serbia, 2.05%, 9/23/36 (EUR) (1) 5,025,000 3,808
Republic of Serbia, 2.05%, 9/23/36 (EUR)  4,885,000 3,702
Republic of Serbia, 3.125%, 5/15/27 (EUR)  18,700,000 19,423
84,732
Total Serbia (Cost
$100,567
)
87,945
SINGAPORE 1.7%
Government Bonds 1.7%
Government of Singapore, 0.50%, 11/1/25  44,175,000 31,230
Government of Singapore, 1.625%, 7/1/31  48,911,000 32,765
Government of Singapore, 2.375%, 6/1/25  15,670,000 11,444
Government of Singapore, 2.875%, 7/1/29  40,189,000 29,475
Total Singapore (Cost
$102,356
)
104,914
SLOVENIA 0.7%
Government Bonds 0.7%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (2) 11,285,000 10,428
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  21,586,000 22,532
Republic of Slovenia, Series RS77, 2.25%, 3/3/32 (2) 7,145,000 7,366
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  4,975,000 4,423
Total Slovenia (Cost
$52,155
)
44,749
SOUTH AFRICA 0.1%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  5,340,000 6,211
Total South Africa (Cost
$5,884
)
6,211

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 0.4%
Corporate Bonds 0.4%
NongHyup Bank, 4.875%, 7/3/28 (USD) (1) 11,310,000 11,273
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 12,100,000 11,904
Total South Korea (Cost
$23,335
)
23,177
SPAIN 2.7%
Corporate Bonds 1.4%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27  7,900,000 8,514
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (3) 2,700,000 3,063
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 6,600,000 6,499
Banco de Sabadell, VR, 5.00%, 6/7/29 (3) 2,300,000 2,601
Banco de Sabadell, VR, 5.125%, 11/10/28 (3) 5,100,000 5,759
Banco Santander, 1.125%, 1/17/25  5,800,000 6,124
CaixaBank, 3.75%, 9/7/29  9,300,000 10,241
CaixaBank, VR, 0.75%, 5/26/28 (3) 2,700,000 2,668
CaixaBank, VR, 6.25%, 2/23/33 (3) 2,600,000 2,968
Cellnex Telecom, 1.75%, 10/23/30 (2) 13,000,000 12,465
Cirsa Finance International, 7.875%, 7/31/28 (1)(2) 4,415,000 5,031
EDP Servicios Financieros Espana, 4.375%, 4/4/32  5,143,000 5,818
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  7,300,000 7,598
Lorca Telecom Bondco, 4.00%, 9/18/27  8,700,000 9,116
88,465
Government Bonds 1.3%
Kingdom of Spain, 0.00%, 1/31/28  65,124,000 63,152
Kingdom of Spain, 1.90%, 10/31/52 (1) 20,837,000 15,452
78,604
Total Spain (Cost
$164,026
)
167,069
SRI LANKA 0.4%
Government Bonds 0.4%
Republic of Sri Lanka, 11.00%, 6/1/26  1,017,000,000 3,376
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  1,227,000,000 4,086
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  1,063,000,000 3,563
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  1,544,000,000 6,292
Republic of Sri Lanka, Treasury Bills, Series 364, 21.75%,
4/5/24  2,244,000,000 7,460
Total Sri Lanka (Cost
$22,038
)
24,777

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SWEDEN 1.3%
Corporate Bonds 0.4%
Autoliv, 4.25%, 3/15/28 (EUR)  2,365,000 2,600
Electrolux, 4.50%, 9/29/28 (EUR)  2,415,000 2,646
Skandinaviska Enskilda Banken, 0.375%, 6/21/28 (EUR)  2,865,000 2,707
Tele2, 0.75%, 3/23/31 (EUR)  5,645,000 5,178
Tele2, 2.125%, 5/15/28 (EUR)  2,575,000 2,633
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 1,600,000 1,698
Verisure Holding, 9.25%, 10/15/27 (EUR)  3,600,000 4,149
21,611
Government Bonds 0.9%
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32 (2) 337,510,000 31,332
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  285,399,173 25,048
56,380
Total Sweden (Cost
$80,926
)
77,991
SWITZERLAND 0.4%
Corporate Bonds 0.4%
ABB Finance, 3.25%, 1/16/27 (EUR)  2,400,000 2,598
ABB Finance, 3.375%, 1/16/31 (EUR)  4,445,000 4,858
Holcim Finance Luxembourg, 2.25%, 5/26/28 (EUR)  2,555,000 2,636
UBS Group, VR, 2.875%, 4/2/32 (EUR) (3) 7,050,000 7,132
UBS Group, VR, 7.75%, 3/1/29 (EUR) (3) 6,929,000 8,522
Total Switzerland (Cost
$24,058
)
25,746
THAILAND 1.9%
Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 7,545,000 6,734
6,734
Government Bonds 1.8%
Kingdom of Thailand, 1.60%, 12/17/29  132,630,000 3,509
Kingdom of Thailand, 2.00%, 12/17/31  2,010,559,000 53,564
Kingdom of Thailand, 3.45%, 6/17/43  691,700,000 20,177
Kingdom of Thailand, 3.65%, 6/20/31  1,104,772,000 32,605
109,855
Total Thailand (Cost
$124,002
)
116,589

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 5.3%
Corporate Bonds 2.8%
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 5,175,000 4,854
Barclays, VR, 0.877%, 1/28/28 (EUR) (3) 7,895,000 7,872
Barclays, VR, 6.369%, 1/31/31 (3) 4,650,000 6,107
Bellis Acquisition, 3.25%, 2/16/26 (1) 1,450,000 1,726
Deuce Finco, 5.50%, 6/15/27 (1) 1,600,000 1,909
Heathrow Funding, 2.75%, 10/13/29  8,360,000 9,454
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR) (3) 10,715,000 11,899
Jerrold Finco, 4.875%, 1/15/26 (1) 580,000 729
Jerrold Finco, 5.25%, 1/15/27  2,800,000 3,370
Jerrold Finco, 7.875%, 4/15/30 (1) 345,000 435
Kane Bidco, 5.00%, 2/15/27 (EUR) (2) 8,420,000 8,751
Legal & General Group, VR, 5.375%, 10/27/45 (3) 5,685,000 7,130
London Stock Exchange Group, 1.75%, 12/6/27 (EUR)  2,610,000 2,677
Marks & Spencer, 6.00%, 6/12/25  1,713,000 2,165
Motion Finco, 7.375%, 6/15/30 (EUR) (1) 6,345,000 7,136
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  2,455,000 2,655
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (3) 2,770,000 2,922
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (3) 5,050,000 5,398
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 5,250,000 4,971
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (3) 2,014,000 1,894
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (2)(3) 5,075,000 4,894
Next Group, 3.625%, 5/18/28  7,491,000 9,031
Next Group, 4.375%, 10/2/26  982,000 1,219
Reckitt Benckiser Treasury Services, 3.875%, 9/14/33 (EUR)  5,540,000 6,070
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29 (EUR) (3) 6,475,000 6,098
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 3,320,000 3,746
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28 (EUR) (3) 5,300,000 5,687
Severn Trent Utilities Finance, 4.625%, 11/30/34  5,970,000 7,189
Smiths Group, 2.00%, 2/23/27 (EUR)  2,535,000 2,621
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (3) 6,670,000 7,001
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 5,349
Tesco Corporate Treasury Services, 2.75%, 4/27/30  4,850,000 5,447
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 5,520
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 6,040
169,966
Government Bonds 2.5%
United Kingdom Gilt, 0.625%, 7/31/35  34,481,000 30,277
United Kingdom Gilt, 0.625%, 10/22/50  78,870,000 41,540

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
United Kingdom Gilt, 4.25%, 12/7/46  64,972,797 80,300
152,117
Total United Kingdom (Cost
$339,809
)
322,083
UNITED STATES 5.1%
Corporate Bonds 4.9%
AbbVie, 2.125%, 11/17/28 (EUR)  2,605,000 2,684
AbbVie, 2.625%, 11/15/28 (EUR)  5,967,000 6,275
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 4,686
American Honda Finance, 1.95%, 10/18/24 (EUR)  4,680,000 4,998
AT&T, 3.95%, 4/30/31 (EUR)  13,150,000 14,608
Athene Global Funding, 0.832%, 1/8/27 (EUR)  6,150,000 6,115
Bank of America, 2.375%, 6/19/24 (EUR)  5,000,000 5,374
Bank of America, VR, 1.662%, 4/25/28 (EUR) (3) 2,610,000 2,659
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  7,393,000 9,079
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  3,520,000 3,805
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  4,290,000 4,075
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,562
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR) (2) 5,119,000 5,024
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 10,817
Carrier Global, 4.125%, 5/29/28 (EUR)  2,420,000 2,667
Comcast, 0.00%, 9/14/26 (EUR)  3,000,000 2,979
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 2,623,000 3,112
Dow Chemical, 0.50%, 3/15/27 (EUR)  2,715,000 2,686
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 3,480,000 3,717
Equitable Financial Life Global Funding, 0.60%, 6/16/28 (EUR)  2,805,000 2,681
FedEx, 1.625%, 1/11/27 (EUR)  2,620,000 2,688
Fiserv, 1.625%, 7/1/30 (EUR)  175,000 167
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 10,945
Fiserv, 4.50%, 5/24/31 (EUR)  10,825,000 12,183
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  8,810,000 9,778
Ford Motor Credit, 5.125%, 2/20/29 (EUR) (2) 4,125,000 4,658
General Motors Financial, 0.85%, 2/26/26 (EUR)  10,000,000 10,239
Goldman Sachs Group, 1.375%, 5/15/24 (EUR)  5,700,000 6,130
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,282
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (3) 3,180,000 3,788
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 2,975,000 2,970
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  8,000,000 8,838
Highland Holdings, 0.318%, 12/15/26 (EUR)  3,635,000 3,603
International Game Technology, 3.50%, 6/15/26 (EUR) (1) 2,410,000 2,566
International Game Technology, 3.50%, 6/15/26 (EUR)  4,550,000 4,845
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (3) 2,620,000 2,669
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 2,830
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  570,000 734

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Mondelez International, 0.25%, 3/17/28 (EUR)  10,218,000 9,805
Mondelez International, 1.625%, 3/8/27 (EUR)  2,575,000 2,654
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 5,675
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (3) 4,931,000 4,908
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR) (3) 11,660,000 10,958
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 2,000,000 2,383
Netflix, 3.625%, 5/15/27 (EUR)  2,455,000 2,671
Netflix, 3.875%, 11/15/29 (EUR)  5,585,000 6,153
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 5,623
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 4,720
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 852
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 1,756
Upjohn Finance, 1.362%, 6/23/27 (EUR)  2,670,000 2,666
Upjohn Finance, 1.908%, 6/23/32 (EUR)  5,520,000 5,012
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  5,630,000 5,905
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 4,712
Verizon Communications, 2.625%, 12/1/31 (EUR)  4,715,000 4,818
VF, 4.125%, 3/7/26 (EUR)  4,239,000 4,518
VF, 4.25%, 3/7/29 (EUR) (2) 4,355,000 4,616
Wells Fargo, 1.00%, 2/2/27 (EUR)  2,660,000 2,671
Westlake, 1.625%, 7/17/29 (EUR)  9,435,000 9,128
295,720
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6) 20,826,087 12,037
12,037
Total United States (Cost
$324,299
)
307,757
SHORT-TERM INVESTMENTS 4.7%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 131,950,583 131,951
131,951
U.S. Treasury Obligations 2.5%
U.S. Treasury Bills, 5.29%, 4/11/24 (9) 152,550,000 152,327
152,327
Total Short-Term Investments (Cost $284,278) 284,278

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 5.39% (7)(8) 99,094,568 99,095
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 99,095
Total Securities Lending Collateral (Cost $99,095) 99,095
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
EUR / MXN
Put, 5/10/24
@ MXN18.25
(EUR) (10) 2 83,566 1,402
HSBC Bank
USD / JPY
Call, 5/1/24 @
JPY152.00 (10) 1 60,345 312
Total Options Purchased (Cost $729) 1,714
Total Investments in Securities 99.5%
(Cost $6,362,173) $ 6,065,103
Other Assets Less Liabilities 0.5% 32,920
Net Assets 100.0% $ 6,098,023
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$488,835 and represents 8.0% of net assets.
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(7) Seven-day yield
(8) Affiliated Companies
(9) At March 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Non-income producing
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar

T. ROWE PRICE International Bond Fund (USD Hedged)

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.
.
.
.
.
.
.
.
.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
OTC Options Written (0.2)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
5 Year Interest Rate Swap,
1/14/31 Pay Fixed 2.45%
Annually, Receive Variable
3.851% (6M EURIBOR)
Semi-Annually, 1/12/26 @
2.45%* (EUR) 1 275,900 (5,291)
Citibank
5 Year Interest Rate
Swap, 1/14/31 Receive
Fixed 2.45% Annually,
Pay Variable 3.851% (6M
EURIBOR) Semi-Annually,
1/12/26 @ 2.45%* (EUR) 1 275,900 (7,380)
Total Options Written (Premiums $(14,297)) $ (12,671)
* Exercise Spread

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 17,964 124 (108) 232
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 12,470 181 (360) 541
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) * 9,200 22 (25) 47
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 16,500 114 (13) 127
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) * 6,635 72 (92) 164
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 4,911 34 (5) 39
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) * 2,801 30 (31) 61
Total Greece (634) 1,211
Total Bilateral Credit Default Swaps, Protection Sold (634) 1,211
Total Bilateral Swaps (634) 1,211

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 14,510 (1,527) (587) (940)
Total Canada (940)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (940)
Credit Default Swaps, Protection Sold 0.0%
Foreign/Europe 0.0%
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S40, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 110,050 2,610 2,069 541
Total Foreign/Europe 541
Greece 0.0%
Protection Sold (Relevant Credit: Hellenic
Republic, BBB-*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26
(USD) 3,700 61 39 22
Total Greece 22
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 4,592 900 744 156
Total Spain 156
Total Centrally Cleared Credit Default Swaps,
Protection Sold 719
Interest Rate Swaps (0.0)%
China 0.0%
5 Year Interest Rate Swap, Receive Fixed
2.283% Quarterly, Pay Variable 2.000% (7
Day Interbank Repo) Quarterly, 8/18/28 235,500 287 — 287
5 Year Interest Rate Swap, Receive Fixed
2.476% Quarterly, Pay Variable 2.450% (7
Day Interbank Repo) Quarterly, 6/1/28 219,090 505 — 505

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
2.562% Quarterly, Pay Variable 2.050% (7
Day Interbank Repo) Quarterly, 5/15/28 37,862 107 — 107
5 Year Interest Rate Swap, Receive Fixed
2.568% Quarterly, Pay Variable 2.400% (7
Day Interbank Repo) Quarterly, 5/16/28 128,613 366 — 366
5 Year Interest Rate Swap, Receive Fixed
2.579% Quarterly, Pay Variable 2.050% (7
Day Interbank Repo) Quarterly, 5/15/28 164,070 479 — 479
Total China 1,744
Foreign/Europe 0.1%
2 Year Interest Rate Swap, Pay Fixed
2.928% Annually, Receive Variable 3.837%
(6M EURIBOR) Semi-Annually, 2/6/26 511,850 3,510 — 3,510
2 Year Interest Rate Swap, Receive Fixed
3.155% Annually, Pay Variable 0.000% (6M
EURIBOR) Semi-Annually, 4/2/26 996,750 25 — 25
5 Year Interest Rate Swap, Receive Fixed
2.793% Annually, Pay Variable 3.912% (6M
EURIBOR) Semi-Annually, 3/5/29 68,100 305 — 305
5 Year Interest Rate Swap, Receive Fixed
2.807% Annually, Pay Variable 3.908% (6M
EURIBOR) Semi-Annually, 3/5/29 135,871 707 11 696
5 Year Interest Rate Swap, Receive Fixed
3.367% Annually, Pay Variable 3.909% (6M
EURIBOR) Semi-Annually, 9/21/28 194,575 9,078 — 9,078
7 Year Interest Rate Swap, Receive Fixed
2.638% Annually, Pay Variable 3.938% (6M
EURIBOR) Semi-Annually, 12/17/29 47,260 (211) — (211)
9 Year Interest Rate Swap, Pay Fixed
0.858% Annually, Receive Variable 3.906%
(6M EURIBOR) Semi-Annually, 9/22/27 600 40 1 39
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable 3.908% (6M
EURIBOR) Semi-Annually, 3/2/32 40,250 (5,538) — (5,538)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 4.138% (6M
EURIBOR) Semi-Annually, 4/5/32 7,300 (841) — (841)
10 Year Interest Rate Swap, Receive Fixed
1.640% Annually, Pay Variable 4.092% (6M
EURIBOR) Semi-Annually, 5/3/32 30,750 (2,353) — (2,353)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 4.026% (6M
EURIBOR) Semi-Annually, 11/30/32 4,760 13 — 13

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 4.026% (6M
EURIBOR) Semi-Annually, 11/30/32 2,040 8 — 8
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 4.070% (6M
EURIBOR) Semi-Annually, 11/23/32 88,800 545 — 545
30 Year Interest Rate Swap, Pay Fixed
2.427% Annually, Receive Variable 3.912%
(6M EURIBOR) Semi-Annually, 3/5/54 13,800 (281) — (281)
30 Year Interest Rate Swap, Pay Fixed
2.447% Annually, Receive Variable 3.908%
(6M EURIBOR) Semi-Annually, 3/4/54 27,700 (690) 11 (701)
30 Year Interest Rate Swap, Pay Fixed
2.953% Annually, Receive Variable 3.909%
(6M EURIBOR) Semi-Annually, 9/22/53 29,920 (4,554) — (4,554)
Total Foreign/Europe (260)
India (0.0)%
7 Year Interest Rate Swap, Pay Fixed
6.410% Semi-Annually, Receive Variable
7.900% (1 Day INR MIBOR) Semi-Annually,
3/20/31 1,713,747 (27) — (27)
Total India (27)
Japan (0.0)%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
(0.020)% (JPY TONA) Annually, 8/10/28 58,400,000 (550) — (550)
5 Year Interest Rate Swap, Pay Fixed
0.544% Annually, Receive Variable
(0.006)% (JPY TONA) Annually, 11/27/28 1,750,000 (62) — (62)
Total Japan (612)
Mexico (0.1)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 11.472%
(MXIBTIIE) 28 Days, 5/4/27 525,000 (3,286) — (3,286)
Total Mexico (3,286)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United Kingdom (0.0)%
2 Year Interest Rate Swap, Pay Fixed
4.439% Annually, Receive Variable 5.190%
(GBP SONIA) Annually, 3/27/26 645,500 (443) — (443)
Total United Kingdom (443)
Total Centrally Cleared Interest Rate Swaps (2,884)
Total Centrally Cleared Swaps (3,105)
Net payments (receipts) of variation margin to date 2,429
Variation margin receivable (payable) on centrally cleared swaps $ (676)
* Credit ratings as of March 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $17.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/5/24 IDR 371,519,799 USD 23,854 $ (433)
Bank of America 4/5/24 KRW 20,843,567 USD 15,739 (261)
Bank of America 4/9/24 TRY 260,336 USD 7,852 83
Bank of America 4/12/24 USD 15,263 MXN 261,371 (424)
Bank of America 4/19/24 USD 68,138 CAD 91,826 326
Bank of America 4/19/24 USD 833 EUR 763 10
Bank of America 5/17/24 USD 15,102 PLN 60,277 18
Bank of America 6/7/24 USD 188,926 MYR 901,001 (457)
Barclays Bank 4/3/24 USD 27,221 TWD 837,181 1,060
Barclays Bank 4/5/24 KRW 58,676,733 USD 44,684 (1,110)
Barclays Bank 4/5/24 USD 4,169 INR 347,672 1
Barclays Bank 4/5/24 USD 59,569 KRW 80,263,704 (36)
Barclays Bank 4/9/24 TRY 260,336 USD 7,969 (34)
Barclays Bank 4/9/24 USD 9,138 TRY 299,407 12
Barclays Bank 4/12/24 ZAR 426,044 USD 22,727 (259)
Barclays Bank 5/24/24 GBP 35,185 USD 44,892 (469)
Barclays Bank 5/24/24 USD 16,719 EUR 15,482 (21)
Barclays Bank 5/24/24 USD 381,042 GBP 302,320 (652)
Barclays Bank 6/14/24 USD 465,998 CNH 3,333,493 5,356
Barclays Bank 7/5/24 KRW 80,263,704 USD 59,855 (81)
BNP Paribas 4/5/24 USD 15,558 KRW 20,890,721 44
BNP Paribas 4/12/24 CZK 508,619 USD 22,571 (888)
BNP Paribas 4/12/24 USD 22,720 ZAR 426,044 252
BNP Paribas 4/19/24 USD 52,094 EUR 47,839 439
BNP Paribas 4/19/24 USD 5,493 JPY 816,359 83
BNP Paribas 5/24/24 GBP 1,826 USD 2,311 (6)
BNP Paribas 5/24/24 SEK 699,469 USD 67,592 (2,092)
BNP Paribas 5/24/24 USD 5,869 EUR 5,354 80
BNP Paribas 6/7/24 USD 57,605 THB 2,056,227 918
BNP Paribas 6/14/24 USD 36,810 CNH 265,957 59
BNP Paribas 6/14/24 USD 107,415 SGD 142,604 1,429
BNP Paribas 6/21/24 USD 841,740 EUR 769,836 8,356
BNY Mellon 4/19/24 USD 625,304 EUR 568,411 11,552
Canadian Imperial Bank
of Commerce 4/19/24 CAD 18,860 USD 13,979 (51)
Canadian Imperial Bank
of Commerce 4/19/24 USD 122,695 CAD 164,427 1,268
Canadian Imperial Bank
of Commerce 4/19/24 USD 2,120 EUR 1,938 28
Citibank 4/5/24 USD 17,827 IDR 279,455,365 211
Citibank 4/5/24 USD 455 INR 37,914 —
Citibank 4/12/24 HUF 9,399,205 USD 26,868 (1,144)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 4/18/24 ILS 21,163 USD 5,644 $ 116
Citibank 4/18/24 USD 6,639 ILS 24,728 (91)
Citibank 4/19/24 AUD 24,476 USD 16,448 (488)
Citibank 4/19/24 NOK 113,988 USD 10,637 (132)
Citibank 4/19/24 USD 45,367 EUR 41,617 430
Citibank 5/24/24 USD 1,822 EUR 1,673 13
Citibank 9/4/24 EGP 534,968 USD 11,748 (960)
Citibank 3/4/25 EGP 99,817 USD 1,910 (30)
Citibank 3/12/25 EGP 334,493 USD 5,979 302
Deutsche Bank 4/5/24 IDR 1,432,387,778 USD 90,596 (299)
Deutsche Bank 4/5/24 USD 1,152 INR 96,106 —
Deutsche Bank 4/12/24 HUF 6,276,270 USD 17,665 (488)
Deutsche Bank 4/12/24 USD 13,878 CZK 325,163 16
Deutsche Bank 4/12/24 USD 8,598 HUF 3,107,145 94
Deutsche Bank 4/19/24 USD 7,293 EUR 6,679 81
Deutsche Bank 5/17/24 PLN 116,900 USD 28,784 469
Deutsche Bank 5/24/24 GBP 7,617 USD 9,723 (106)
Deutsche Bank 6/7/24 USD 681 MYR 3,233 2
Deutsche Bank 7/5/24 USD 90,355 IDR 1,432,387,778 353
Goldman Sachs 4/3/24 TWD 1,869,960 USD 58,737 (302)
Goldman Sachs 4/3/24 USD 33,546 TWD 1,032,779 1,273
Goldman Sachs 4/5/24 IDR 238,002,804 USD 15,311 (307)
Goldman Sachs 4/5/24 USD 57,583 IDR 894,852,643 1,172
Goldman Sachs 4/5/24 USD 20,470 INR 1,706,855 8
Goldman Sachs 4/19/24 USD 61,998 CAD 83,047 669
Goldman Sachs 6/4/24 BRL 206,203 USD 41,152 (298)
Goldman Sachs 6/4/24 USD 16,959 BRL 85,460 27
Goldman Sachs 6/7/24 USD 26,205 THB 931,543 524
Goldman Sachs 7/5/24 USD 59,089 TWD 1,869,960 345
Goldman Sachs 7/12/24 TRY 428,688 USD 11,887 (156)
HSBC Bank 4/5/24 IDR 32,089,879 USD 2,049 (27)
HSBC Bank 4/5/24 INR 1,230,703 USD 14,739 15
HSBC Bank 4/5/24 INR 2,313,745 USD 27,759 (22)
HSBC Bank 4/5/24 KRW 21,634,125 USD 16,283 (217)
HSBC Bank 4/5/24 USD 6,795 IDR 106,063,828 109
HSBC Bank 4/5/24 USD 15,447 IDR 245,590,507 (35)
HSBC Bank 4/12/24 USD 30,260 CZK 704,907 208
HSBC Bank 4/19/24 CAD 21,286 USD 15,750 (31)
HSBC Bank 4/19/24 JPY 5,436,718 USD 36,997 (966)
HSBC Bank 4/19/24 USD 144,310 JPY 21,384,932 2,584
HSBC Bank 5/17/24 PLN 62,178 USD 15,751 (192)
HSBC Bank 6/4/24 USD 24,188 BRL 120,743 266

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 7/5/24 USD 27,684 INR 2,313,745 $ 23
HSBC Bank 7/5/24 USD 14,696 INR 1,230,703 (17)
JPMorgan Chase 4/5/24 USD 16,248 INR 1,355,901 (6)
JPMorgan Chase 4/19/24 CHF 25,892 USD 29,682 (904)
JPMorgan Chase 4/19/24 USD 120,875 AUD 180,704 3,047
JPMorgan Chase 4/19/24 USD 60,956 JPY 9,102,493 630
JPMorgan Chase 5/17/24 USD 20,834 PLN 83,728 (118)
JPMorgan Chase 5/24/24 USD 48,172 EUR 44,390 174
Morgan Stanley 4/5/24 PEN 169,276 USD 44,796 704
Morgan Stanley 4/5/24 USD 38,345 PEN 141,751 243
Morgan Stanley 4/5/24 USD 32,692 PEN 122,009 (103)
Morgan Stanley 4/12/24 USD 7,646 MXN 131,668 (257)
Morgan Stanley 4/19/24 CHF 13,170 USD 15,035 (397)
Morgan Stanley 5/24/24 EUR 13,868 USD 15,159 (163)
Morgan Stanley 6/7/24 USD 36,886 COP 147,540,524 (837)
RBC Dominion Securities 4/5/24 IDR 156,164,682 USD 9,982 (137)
RBC Dominion Securities 4/12/24 MXN 281,594 USD 16,255 645
RBC Dominion Securities 4/12/24 USD 5,729 MXN 98,260 (168)
RBC Dominion Securities 4/19/24 CAD 61,456 USD 45,470 (87)
RBC Dominion Securities 4/19/24 USD 156,518 EUR 142,091 3,092
RBC Dominion Securities 5/24/24 GBP 149 USD 191 (2)
Standard Chartered 4/5/24 USD 21,302 PEN 78,351 242
Standard Chartered 4/19/24 USD 58,609 NZD 93,893 2,511
State Street 4/12/24 MXN 286,632 USD 16,447 756
State Street 4/12/24 USD 44,146 MXN 751,329 (946)
State Street 4/19/24 CAD 2,992 USD 2,242 (32)
State Street 4/19/24 JPY 1,566,345 USD 10,847 (466)
State Street 4/19/24 USD 3,924 EUR 3,601 35
State Street 4/19/24 USD 774,739 JPY 110,763,980 40,665
State Street 4/19/24 USD 10,936 NOK 113,988 431
State Street 5/24/24 USD 729,853 EUR 674,827 171
State Street 6/14/24 CNH 319,038 USD 44,049 37
State Street 6/21/24 EUR 25,381 USD 27,638 (162)
UBS Investment Bank 4/5/24 USD 45,174 IDR 704,202,599 781
UBS Investment Bank 4/12/24 CZK 355,590 USD 15,767 (607)
UBS Investment Bank 4/12/24 HUF 6,121,295 USD 17,513 (760)
UBS Investment Bank 4/12/24 USD 21,100 CZK 487,020 338
UBS Investment Bank 4/19/24 CHF 24,818 USD 28,876 (1,292)
UBS Investment Bank 4/19/24 JPY 4,873,295 USD 33,168 (871)
UBS Investment Bank 4/19/24 USD 75,530 CHF 63,880 4,531
UBS Investment Bank 4/19/24 USD 558 EUR 511 7
UBS Investment Bank 4/19/24 USD 62,450 JPY 9,311,468 740

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 5/10/24 CLP 27,688,171 USD 29,164 $ (939)
UBS Investment Bank 5/24/24 USD 11,978 EUR 10,980 105
UBS Investment Bank 5/24/24 USD 124,580 SEK 1,300,565 2,793
UBS Investment Bank 6/7/24 USD 12,143 COP 48,526,618 (264)
UBS Investment Bank 6/7/24 USD 26,175 THB 937,785 322
Wells Fargo 4/5/24 PEN 86,418 USD 23,168 60
Wells Fargo 4/5/24 PEN 86,417 USD 23,347 (118)
Wells Fargo 5/10/24 CLP 45,883,393 USD 48,522 (1,750)
Wells Fargo 6/7/24 USD 12,169 COP 49,016,785 (364)
Wells Fargo 7/5/24 USD 23,316 PEN 86,417 125
Wells Fargo 7/5/24 USD 23,135 PEN 86,417 (56)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 78,481

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 408 Commonwealth of Australia ten year bond
contracts 6/24 (30,995) $ 14
Long, 712 Commonwealth of Australia three year
bond contracts 6/24 49,605 3
Long, 395 Euro BOBL contracts 6/24 50,392 200
Short, 98 Euro SCHATZ contracts 6/24 (11,175) 2
Long, 1,168 Government of Canada ten year bond
contracts 6/24 103,767 (381)
Short, 61 Government of Japan ten year bond
contracts 6/24 (58,784) (79)
Long, 1,998 Republic of South Korea ten year bond
contracts 6/24 168,567 (492)
Short, 1,325 Republic of South Korea three year
bond contracts 6/24 (103,195) 144
Net payments (receipts) of variation margin to date 325
Variation margin receivable (payable) on open futures contracts $ (264)

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 1,963++
Totals $ —# $ — $ 1,963+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 167,811  ¤  ¤ $ 231,046
Total $ 231,046^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,963 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $231,046.

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (USD Hedged) (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Bond Fund (USD Hedged)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE International Bond Fund (USD Hedged)

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,680,016 $ — $ 5,680,016
Short-Term Investments 131,951 152,327 — 284,278
Securities Lending Collateral 99,095 — — 99,095
Options Purchased — 1,714 — 1,714
Total Securities 231,046 5,834,057 — 6,065,103
Swaps* — 17,259 — 17,259
Forward Currency Exchange
Contracts — 103,869 — 103,869
Futures Contracts* 363 — — 363
Total $ 231,409 $ 5,955,185 $ — $ 6,186,594
Liabilities
Options Written $ — $ 12,671 $ — $ 12,671
Swaps* — 19,787 — 19,787
Forward Currency Exchange
Contracts — 25,388 — 25,388
Futures Contracts* 952 — — 952
Total $ 952 $ 57,846 $ — $ 58,798
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds and Municipal
Securities.

T. ROWE PRICE International Bond Fund (USD Hedged)

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1114-054Q1 03/24
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.